Derivatives: (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Derivative Instruments

Derivatives designated as hedging instruments under ASC 815 are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31, 2010	March 31, 2011	March 31, 2011
Foreign exchange forward contracts	¥—	¥2,930	$35,238
Commodity futures	—	1,964	23,620

Derivatives not designated as hedging instruments under ASC 815 are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31, 2010	March 31, 2011	March 31, 2011
Foreign exchange forward contracts	¥123	¥—	$—
Interest rate currency swap agreements	48	24	289

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Derivatives designated as cash flow hedge under ASC 815 are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions		U.S. dollars in thousands
		March 31, 2010	March 31, 2011	March 31, 2011
Foreign exchange forward contracts	Other current assets	¥—	¥477	$5,737
Commodity futures	Other current assets	—	179	2,153

Derivatives not designated as hedging instruments under ASC 815 are as follows:

		Liability Derivatives
	Balance sheet location	Yen in millions		U.S. dollars in thousands
		March 31, 2010	March 31, 2011	March 31, 2011
Foreign exchange forward contracts	Other current liabilities	¥2	¥—	$—
Interest rate currency swap agreements	Other current liabilities	0	2	24

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The Effect of Derivative Instruments on the Consolidated Statements of Income for the year ended March 31

Derivatives designated as cash flow hedge under ASC 815 are as follows:

Gains (losses) recognized in accumulated other comprehensive income

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31
	2009	2010	2011	2011
Foreign exchange forward contracts	¥—	¥—	¥152	$1,828
Commodity futures	—	—	67	806

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

	Statement of income location	Yen in millions			U.S. dollars in thousands
		For the year ended March 31
		2009	2010	2011	2011
Foreign exchange forward contracts	Cost of sales	¥—	¥—	¥55	$661
Commodity futures	Cost of sales	—	—	64	770

The amount of hedge ineffectiveness and net gains (losses) excluded from the assessment of hedge effectiveness was not material for the year ended March 31, 2011.

A net gain of ¥211 million ($2,538 thousand) in accumulated other comprehensive income at March 31, 2011 is expected to be reclassified into earnings within the next 12 months.

As of March 31, 2011, the maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions was approximately 14 months.

Derivatives not designated as hedging instruments under ASC 815 are as follows:

Gains (losses) recognized in income

	Statement of income location	Yen in millions			U.S. dollars in thousands
		For the year ended March 31
		2009	2010	2011	2011
Foreign exchange forward contracts	Other, net	¥ (7)	¥ 0	¥ 2	$24
Interest rate swap agreements	Other, net	7	—	—	—
Interest rate currency swap agreements	Other, net	12	2	(1)	(12)